NOTE 10 – COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Term of Contract	12 months		12 months
Operating Lease, Expense	$ 56,405	$ 32,023	$ 37,823	$ 18,400